Administration expenses (Tables)	6 Months Ended
Jun. 30, 2023
Administration Expenses
Schedule of administration expenses

	For the six months ended June 30, 2023	For the six months ended June 30, 2022
	€’000	€’000
Wages and salaries	4,943	3,688
Depreciation and amortization	1,192	276
Professional fees	879	835
Consulting fees	895	750
Other expenses	2,905	1,431
	10,814	6,980